Operating Leases - Additional Information (Details)	12 Months Ended
Dec. 31, 2024 Options
Fortaleza Knutsen
Operating Leases
Current time charter expiration year	2026
Recife Knutsen
Operating Leases
Current time charter expiration year	2026
Bodil Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	2
Windsor Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	2
Current time charter expiration year	2025
Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Carmen Knutsen
Operating Leases
Fixed term of contract	4 years
Option to extend term	one
Current time charter expiration year	2026
Hilda Knutsen
Operating Leases
Fixed term of contract	1 year
Current time charter expiration year	2025
Torill Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	3
Current time charter expiration year	2027
Ingrid Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	2
Current time charter expiration year	2026
Raquel Knutsen
Operating Leases
Number of options to extend one year periods	1
Current time charter expiration year	2025
Tordis Knutsen
Operating Leases
Option to extend term	one-year
Number of options to extend one year periods	3
Current time charter expiration year	2028
Vigdis Knutsen
Operating Leases
Bareboat charter entended expiration Year	2030
Option to extend term	two years
Current time charter expiration year	2027
Lena Knutsen
Operating Leases
Current time charter expiration year	2028
Brasil Knutsen
Operating Leases
Fixed term of contract	2 years
Option to extend term	one-year
Number of options to extend one year periods	2
Current time charter expiration year	2025
Brasil Knutsen | Vessel
Operating Leases
Current time charter expiration year	2026
Anna Knutsen
Operating Leases
Option to extend term	one-year
Current time charter expiration year	2026
Anna Knutsen | Vessel
Operating Leases
Fixed term of contract	1 year
Option to extend term	one-year
Number of options to extend one year periods	3
Tove Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2040
Synnve Knutsen
Operating Leases
Current time charter expiration year	2027
Time charter expiration year under options to extend	2042
Tuva Knusten
Operating Leases
Current time charter expiration year	2026
Time charter expiration year under options to extend	2036
Minimum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	1 year
Minimum | Raquel Knutsen
Operating Leases
Option to extend term	two-year
Maximum | Windsor Knutsen | Vessel
Operating Leases
Fixed term of contract	2 years
Maximum | Raquel Knutsen
Operating Leases
Option to extend term	three-year